Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Total Payments
Total		$ 1,344,581	$ 1,023,395	$ 37,257	$ 138,485	$ 1,265	$ 2,544,983
Onshore U.S. - New Mexico [Member]
Total			899,186	3,749		$ 1,265
Onshore U.S. - North Dakota [Member]
Total			37,116	536
Onshore U.S. - Texas [Member]
Total			148	1,457
Onshore U.S. - Wyoming [Member]
Total			62,282	594
Offshore Trinidad & Tobago (Atlantic Ocean) [Member]
Total		9,173	$ 24,663	6,032	135,222
Offshore Trinidad & Tobago (Atlantic Ocean) (In-Kind Payment) [Member]
Total	[1]				$ 3,263
Offshore Trinidad & Tobago (Atlantic Ocean) 2 [Member]
Total				602
Onshore United Arab Emirates (Abu Dhabi) [Member]
Total				23,987
Offshore Australia (Joseph Bonaparte Gulf) [Member]
Total		138		$ 300
Payments by EOG Consolidated Entity (Not Attributable to a Specific Project(s)) [Member]
Total		$ 1,335,270

[1]	In-kind payments of $3,263 represent an aggregate 57.6 thousand barrels of crude oil and condensate valued at then-prevailing regional market prices.